INVESTMENT ADVISER, ADMINISTRATOR AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        BANC ONE INVESTMENT ADVISORS CORPORATION
        Bank One Center
        241 North Central Avenue
        Phoenix, Arizona 85004

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Philip E. Albrecht
        Arthur K. Carlson
        Thomas W. Courtney
        William L. Ensign
        Diana P. Herrmann
        John C. Lucking
        Anne J. Mills

OFFICERS
        Lacy B. Herrmann, President
        William C. Wallace, Senior Vice President
        Susan A. Cook, Vice President
        Kristian P. Kjolberg, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

INDEPENDENT AUDITORS
        KPMG PEAT MARWICK LLP
        345 Park Avenue
        New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

DECEMBER 31, 1997

A TAX-FREE INCOME INVESTMENT

[Graphic of Logo: Eagle sitting on top of flag above the words 'TAX-FREE TRUST OF ARIZONA']

[Graphic of the logo for Aquila Group of Funds: an eagle's head facing left]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Graphic of Logo: Eagle sitting on top of flag above the words 'TAX-FREE TRUST OF ARIZONA']

SERVING ARIZONA INVESTORS FOR OVER A DECADE


TAX-FREE TRUST OF ARIZONA
SEMI-ANNUAL REPORT
"QUALITY FOSTERS PEACE OF MIND"


                                                          February 20, 1998

Dear Investor:

            Recently, there has been a lot of news about the Far East and the problems that a number of countries in that area are experiencing. These problems have included some failures of major financial corporations in Japan, South Korea, Indonesia, Hong Kong, and various other countries. Also, there have been major deterioration changes in the currencies of these countries as they relate to U.S. dollars.

            It is hard to believe the magnitude of recent currency depreciation that has taken place in various countries vs. the U.S. dollar. The currency deteriorations against the U.S. dollar have ranged from 10% to well over 70% with various countries around the world. While we may have some problems in our own country, these are very substantially less than those of other countries.

            What has occurred as a result of the problems of these countries is a flight to quality. In comparison to various economies and currencies of the Far East, as well as other countries in the world, the U.S. economy, securities markets and currency stand out as a beacon of quality.

            Quality has also been one of the trademarks of Tax-Free Trust of Arizona from the inception of the fund. It has been our strong belief that you can sleep much better at night by having high quality issues in the fund in which you invest. Indeed, presently, the portfolio of Tax-Free Trust of Arizona consists of 52.9% of tax-exempt securities having a AAA rating, and 29.8% of securities having a AA rating. Thus, 82.7% of the Trust's overall portfolio is rated as AA or AAA. These are the two highest quality securities you can possibly own.

            Just as important for you to know, in the portfolio management of the fund, separate credit analysis is done by the portfolio adviser to confirm that such top-quality assessment of the individual securities is justified. In other words, we do not merely rely upon the judgment of rating agencies, but rather independently verify the credit quality of each security.

            Why do we structure the portfolio this way? Primarily, so that you can feel comfortable with your investment in Tax-Free Trust of Arizona in terms of knowing that that portion of your savings possesses a high level of capital preservation.

            PATTERN OF PRICING OF SHARE VALUE

            When you look at the pricing of share value of Tax-Free Trust of Arizona, you will note that it presents a high level of share price consistency. This is in stark contrast to the currency deterioration and volatility of currency and securities markets that is taking place around the world. The chart below shows you that consistency for every year since the Trust began.


[Graphic of bar chart with the following information:]

SHARE NET ASSET VALUE (In Dollars)

12/31/87         9.41
12/31/88         9.60
12/31/89         9.88
12/31/90         9.79
12/31/91        10.24
12/31/92        10.49
12/31/93        10.95
12/31/94         9.81
12/31/95        10.72
12/31/96        10.54
12/31/97        10.86


            OTHER STEPS TAKEN TO PROTECT YOUR MONEY

            As we have pointed out in previous reports to you, we have also consistently sought to diversify the holdings of municipal bonds in the portfolio so that no one segment could hurt the overall value of your money in the remote event a problem occurred. As a result, it is worth pointing out that the portfolio of securities presently consists of 223 issues spread over a variety of categories. This diversification is illustrated in the pie chart below.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY PROJECT

City & County G.O.                  8.1%
School Districts                   21.6%
Basic Services                     17.0%
Health Care                         5.5%
Mortgages                           6.2%
Pollution Control                   5.9%
Universities                        9.4%
Utilities                          13.0%
Leases                              6.9%
Airports                            2.4%
Other                               4.0%

            We also ensure that the maturity of the portfolio is spread out over various time periods, with the average portfolio maturity being 15 years, as is indicated in the pie chart below.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY
(in Years)

0 - 5                 7.4%
6 - 10               10.9%
11 - 15              28.3%
16 - 20              35.8%
21 - 25              10.7%
26 - 30               4.4%
Over 30 Years         2.5%


            Altogether then, when you consider the quality, diversification, and maturity of the portfolio, what we have consistently tried to do for you is to provide you with the means by which you can have "PEACE OF MIND" with your investment in Tax-Free Trust of Arizona.

            WORKING IN YOUR INTEREST

            You can be assured that all those associated with the management of your investment will consistently work in your investment interest. We very much value you as a shareholder and appreciate the confidence you have shown in Tax-Free Trust of Arizona.

                                                  Sincerely,
                                                  /s/ Lacy B. Herrmann
                                                  Lacy B. Herrmann
                                                  President and Chairman
                                                    of the Board of Trustees

TAX-FREE TRUST OF ARIZONA
STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                                                      RATING
  FACE                                                               MOODY'S/
  AMOUNT             ARIZONA GENERAL OBLIGATION BONDS (31.0%)          S&P              VALUE

                     Apache Co.,
  $    750,000        5.100%, 7-1-99                                  Baa/NR       $  756,562
                     Bullhead City Parkway Improvement District,
     1,055,000        6.100%, 1-1-11                                  Baa/NR        1,126,212
     1,000,000        6.100%, 1-1-12                                  Baa/NR        1,061,250
                     Chandler, Arizona,
       450,000        7.000%, 7-1-12, FGIC Insured                   Aaa/AAA          493,875
     2,000,000        5.125%, 7-1-14 MBIA Insured                    Aaa/AAA        2,037,500
                     Cochise Co. Unified School District No. 68
                      (Sierra Vista),
     1,000,000        6.000%, 7-1-06, FGIC Insured                   Aaa/AAA        1,080,000
     1,000,000        6.100%, 7-1-08, FGIC Insured                   Aaa/AAA        1,077,500
       925,000        5.750%, 7-1-09, FGIC Insured                   Aaa/AAA          981,656
                     Coconino Co. Unified School District No. 1
                      (Flagstaff),
     2,000,000        5.000%, 7-1-05, AMBAC Insured                  Aaa/AAA        2,115,000
     2,000,000        5.500%, 7-1-09, AMBAC Insured #                Aaa/AAA        2,052,500
                     Coconino & Yavapai Unified School District
                      (Sedona),
     1,000,000        5.900%, 7-1-07                                  NR/A-         1,057,500
     1,000,000        5.700%, 7-1-07, FGIC Insured                   Aaa/AAA        1,058,750
                     Flagstaff, Arizona,
       500,000        6.300%, 7-1-06, FGIC Insured                   Aaa/AAA          532,500
     1,580,000        6.000%, 7-1-07, FGIC Insured                   Aaa/AAA        1,639,250
     1,000,000        5.000%, 7-1-12, FGIC Insured                   Aaa/AAA        1,012,500
                     Gila Co. Unified School District No. 10
                      (Payson),
       500,000        5.750%, 7-1-09, AMBAC Insured                  Aaa/AAA          536,250
                     Graham Co. Unified School District No. 1
                      (Safford),
       300,000        5.000%, 7-1-10, FGIC Insured                   Aaa/AAA          307,873
                     Graham Co. Unified School District No. 4
                      (Thatcher),
       400,000        5.000%, 7-1-10, FSA Insured                     Aaa/NR          411,500
                     La Paz Co. Unified School District No. 27
                      (Parker),
       800,000        6.000%, 7-1-05                                  Baa/NR          846,000
                     Maricopa Co. Elementary School District No. 1
                      (Phoenix),
       250,000        5.800%, 7-1-10, CGIC Insured                   Aaa/AAA          270,625
                     Arizona Gen. Obligation Bonds Maricopa Co.
                      Elementary School District No. 3 (Tempe),
       500,000        8.000%, 7-1-01                                  A1/AA           564,375
     1,000,000        5.400%, 7-1-12, FGIC Insured                   Aaa/AAA        1,032,500
     2,780,000        6.000%, 7-1-13, AMBAC Insured                  Aaa/AAA        3,009,350
                     Maricopa Co. Unified School District No. 4
                      (Mesa),
     2,250,000        5.500%, 7-1-06, FGIC Insured                   Aaa/AAA        2,393,438
     2,150,000        5.400%, 7-1-09, FSA Insured                    Aaa/AAA        2,292,437
     3,225,000        5.000%, 7-1-09, FGIC Insured                   Aaa/AAA        3,337,875
       750,000        5.650%, 7-1-11, FGIC Insured                   Aaa/AAA          799,688
                     Maricopa Co. School District No. 8 (Osborn),
     1,945,000        6.100%, 7-1-05                                   A1/A         2,190,556
                     Maricopa Co. Unified School District No. 9
                      (Wickenburg),
     1,030,000        5.600%, 7-1-15, AMBAC Insured                  Aaa/AAA        1,080,212
                     Maricopa Co. Unified School District No. 11
                      (Peoria),
       500,000        9.250%, 7-1-01, FGIC Insured                   Aaa/AAA          585,000
     2,000,000        6.100%, 7-1-10, AMBAC Insured                  Aaa/AAA        2,207,500
                     Maricopa Co. Unified School District No. 25
                      (Liberty),
       750,000        7.500%, 7-1-05.(pre-refunded)                  Baa3/NR          817,500
                     Maricopa Co. Elementary School District No. 28
                      (Kyrene),
       835,000        6.000%, 7-1-12, (pre-refunded)                 Aaa/AAA          895,537
     1,125,000        6.000%, 7-1-14, FGIC Insured                   Aaa/AAA        1,198,125
                     Maricopa Elementary School District No. 38
                      (Madison),
     1,350,000        5.400%, 7-1-11, FGIC Insured                   Aaa/AAA        1,407,375
     2,000,000        5.800%, 7-1-15, MBIA Insured                   Aaa/AAA        2,137,500
                     Maricopa Co. Unified School District No.41
                      (Gilbert),
     1,750,000        6.250%, 7-1-15, FSA Insured                    Aaa/AAA        1,942,500
                     Maricopa Co. Unified School District No. 48
                      (Scottsdale),
       750,000        6.750%, 7-1-09 (pre-refunded)                   Aa2/AA          819,375
     1,000,000        5.000%, 7-1-14                                  Aa2/AA        1,011,250
                     Maricopa Co. Elementary School District No. 68
                      (Alhambra),
     1,335,000        6.800%, 7-1-10, AMBAC Insured                  Aaa/AAA        1,432,455
                     Maricopa Co. Unified School District No. 69
                      (Paradise Valley),
     3,250,000        7.000%, 7-1-07                                  A1/A+         3,700,937
     2,400,000        5.800%, 7-1-09, AMBAC Insured                  Aaa/AAA        2,655,000
     1,000,000        5.300%, 7-1-11, MBIA Insured                   Aaa/AAA        1,063,750
                     Maricopa Co. Unified School District No. 80
                      (Chandler),
       715,000        5.800%, 7-1-09, FGIC Insured                   Aaa/AAA          776,669
                     Maricopa Co. Unified School District No. 98
                      (Fountain Hills),
     1,000,000        5.750%, 7-1-12, AMBAC Insured                  Aaa/AAA        1,067,500
                     Maricopa Co. High School District No. 205
                      (Glendale Union),
     1,000,000        5.350%, 7-1-08                                  A1/AA-        1,047,500
     1,000,000        5.500%,  7-1-11, FGIC Insured                  Aaa/AAA        1,053,750
     5,000,000        5.700%,  7-1-14, FGIC Insured                  Aaa/AAA        5,306,250
                     Maricopa Co. High School District No. 210
                      (Phoenix Union),
     2,000,000        6.750%, 7-1-04 (pre-refunded)                   Aa3/AA        2,185,000
     1,700,000        6.200%, 7-1-06 (pre-refunded)                   Aa3/AA        1,848,750
     3,000,000        5.450%, 7-1-08                                  Aa3/AA        3,165,000
     1,000,000        5.375%, 7-1-13                                  Aa3/AA        1,037,500
     2,000,000        5.700%, 7-1-15                                  Aa3/AA        2,125,000
     2,500,000        5.500%, 7-1-17                                  Aa3/AA        2,606,250
                     Maricopa Co. High School District No. 213
                      (Tempe),
     1,000,000        6.000%, 7-1-12, FGIC Insured                   Aaa/AAA        1,087,500
                     Mesa, Arizona,
     5,425,000        5.700%, 7-1-08, MBIA Insured                   Aaa/AAA        5,818,312
                     Navajo Co. Unified School District No. 10
                      (Show Low),
     1,000,000        5.250%,  7-1-16, FGIC Insured                   Aaa/NR        1,021,250
                     Navajo Co. Unified School District No. 32
                      (Blue Ridge),
       985,000        5.900%,  7-1-08, CGIC Insured                  Aaa/AAA        1,077,344
       640,000        5.800%,  7-1-14, FGIC Insured                  Aaa/AAA          688,800
                     Phoenix, Arizona,
     1,040,000        7.500%, 7-1-03                                  Aaa/AA        1,203,800
       900,000        5.600%, 7-1-11                                 Aa1/AA+          949,500
     1,000,000        6.250%, 7-1-16                                 Aa1/AA+        1,180,000
     1,240,000        6.250%, 7-1-17                                 Aa1/AA+        1,463,200
     1,665,000        5.000%, 7-1-19                                 Aa1/AA+        1,658,756
                     Pima Co. Unified School District No. 1
                      (Tucson),
     1,000,000        6.875%, 7-1-10, (pre-refunded)                 Aaa/AAA        1,097,500
     2,000,000        6.100%, 7-1-11, FGIC Insured                   Aaa/AAA        2,187,500
                     Pima Co. Unified School District No.8 (Flowing
                      Wells),
     1,090,000        5.900%, 7-1-13,                                  A/NR         1,169,025
                     Pima Co. Unified School District No.12
                      (Sunnyside),
     1,250,000        5.500%, 7-1-10, MBIA Insured                   Aaa/AAA        1,326,562
                     Pinal Co. Elementary School District No. 4
                      (Casa Grande),
       750,000        6.000%, 7-1-04, AMBAC Insured                  Aaa/AAA          811,875
                     Pinal Co. Unified School District No. 43
                      (Apache Junction),
     1,500,000        5.850%, 7-1-15, FGIC Insured                   Aaa/AAA        1,616,250
     1,000,000        5.000%, 7-1-15,FGIC Insured                    Aaa/AAA          997,500
                     Pinewood Sanitary District,
       605,000        6.500%, 7-1-09                                  NR/NR*          636,006
                     Prescott Valley Sewer Collection Improvement
                      District,
       500,000        7.900%, 1-1-12                                 NR/BBB-          563,750
                     Santa Cruz Co. Unified School District No.1
                      (Nogales),
       400,000        7.700%, 7-1-03, (pre-refunded)                 Aaa/AAA          450,000
                     Scottsdale, Arizona,
     1,250,000        6.000%, 7-1-14 (pre-refunded)                  Aa1/AA+        1,348,437
                     Tempe, Arizona,
     1,000,000        5.300%, 7-1-09                                 Aa1/AA+        1,076,250
     1,450,000        6.000%, 7-1-10                                 Aa1/AA+        1,542,437
     1,290,000        5.400%, 7-1-11                                 Aa1/AA+        1,401,263
       830,000        5.400%, 7-1-11                                 Aa1/AA+          869,425
                     Tucson, Arizona,
       500,000        5.750%, 7-1-09, FGIC Insured                   Aaa/AAA          542,500
     2,260,000        6.100%, 7-1-12, FGIC Insured                   Aaa/AAA        2,432,325
     2,500,000        5.750%, 7-1-20                                  Aa3/AA        2,628,125
                     Yavapai Co. Unified School District No. 22
                      (Humboldt),
       575,000        5.400%, 7-1-14, FGIC Insured                   Aaa/AAA          597,291
                     Yavapai Co. Unified School District No. 28
                      (Camp Verde),
       500,000        6.000%, 7-1-08, FGIC Insured                   Aaa/AAA          555,625
                     Yuma, Arizona,
     2,000,000        6.125%, 7-1-12, AMBAC Insured                  Aaa/AAA        2,197,500
                       Total Arizona General Obligation Bonds                     123,443,815

                     ARIZONA REVENUE BONDS (65.7% OF NET ASSETS)
                     Airport Revenue Bonds (1.7%  of Net Assets)
                     Phoenix, Municipal Airport Authority,
     3,965,000        7.800%, 7-1-11, AMT                             Aa/AA+        4,103,934
     1,010,000        7.875%, 7-1-14, AMT                             Aa/AA+        1,046,552
       565,000        6.400%, 7-1-12, AMT, MBIA Insured              Aaa/AAA          627,856
                     Tucson, Municipal Airport Authority,
     1,000,000        5.700%, 6-1-13, MBIA Insured                   Aaa/AAA        1,051,250
                       Total Airport Revenue Bonds                                  6,829,592

                     Basic Service Revenue Bonds (15.5% of
                       Net Assets)
                     Casa Grande Excise Tax Revenue Bonds,
       365,000        6.000%, 4-1-10, FGIC Insured                   Aaa/AAA          392,375
       440,000        5.200%, 4-1-17, MBIA Insured                   Aaa/AAA          443,850
                     Chandler Street & Highway User Revenue Bonds,
     1,300,000        5.400%, 7-1-13, FGIC Insured                   Aaa/AAA        1,347,125
     1,000,000        5.500%, 7-1-16                                  A2/A+         1,021,250
                     Chandler Water & Sewer Revenue Bonds,
     2,015,000        6.250%, 7-1-13, FGIC Insured                   Aaa/AAA        2,191,312
                     Gilbert Water & Sewer Revenue Bonds,
     2,500,000        6.500%, 7-1-12, FGIC Insured                   Aaa/AAA        2,806,250
                     Mesa Utility System Revenue Bonds,
     4,000,000        5.375%, 7-1-12, FGIC Insured                   Aaa/AAA        4,165,000
     2,750,000        5.375%, 7-1-14, FGIC Insured                   Aaa/AAA        2,835,938
                     Phoenix, Civic Improvement Corp. Water System
                      Revenue Bonds,
     1,690,000        6.000%, 7-1-03                                 Aa3/AA-        1,842,100
     4,200,000        5.500%, 7-1-10                                 Aa3/AA-        4,425,750
     1,885,000        5.000%, 7-1-13                                  Aa3/A         1,892,069
     1,500,000        5.400%, 7-1-14                                 Aa3/AA-        1,537,500
     1,250,000        5.000%, 7-1-18                                  Aa3/A         1,225,000
     2,000,000        6.000%, 7-1-19                                 Aa3/AA-        2,125,000
     2,250,000        5.375%, 7-1-22, MBIA Insured                   Aaa/AAA        2,295,000
                     Phoenix, Street & Highway User Revenue Bonds,
     2,490,000        6.250%, 7-1-06                                  A1/AA         2,735,887
     1,000,000        6.500%, 7-1-08, (pre-refunded)                  NR/AA         1,107,500
     3,200,000        6.250%, 7-1-11                                  NR/AA         3,452,000
     5,000,000        6.250%, 7-1-11                                  A2/A+         5,356,250
     3,265,000        6.250%, 7-1-11 MBIA Insured                    Aaa/AAA        3,546,606
                     Pima County, Sewer Revenue Bonds,
     2,000,000        6.750%, 7-1-15 FGIC Insured                    Aaa/AAA        2,180,000
                     Scottsdale Preserve Authority Excise Tax
                      Revenue Bonds
     1,890,000        5.625%, 7-1-18, FGIC Insured                   Aaa/AAA        1,970,325
                     Sedona Sewer Revenue Bonds,
       250,000        6.550%, 7-1-04                                  NR/BBB          277,500
     2,600,000        8.750%, 7-1-10 (pre-refunded)                   NR/AAA        2,912,000
       700,000        7.400%, 7-1-11 (pre-refunded)                   NR/AAA          768,250
     1,055,000        7.000%, 7-1-12                                 NR/BBB         1,159,181
                     Sierra Vista, Street & Highway Revenue Bonds,
       500,000        6.400%, 7-1-03 AMBAC Insured                   Aaa/AAA          510,590
                     Tucson, Water System Revenue Bonds,
       500,000        7.000%, 7-1-10, MBIA Insured                   Aaa/AAA          527,500
     1,500,000        6.700%, 7-1-12                                  A1/A+         1,633,125
     2,245,000        5.750%, 7-1-18                                  A1/A+         2,317,962
       500,000        6.000%, 7-1-21, MBIA Insured                   Aaa/AAA          559,375
                       Total Basic Service Revenue Bonds                           61,559,570

                     Hospital Revenue Bonds (5.5%  of Net Assets)
                     Arizona Health Facilities (Northern Arizona
                      Healthcare System),
     1,000,000        5.250%, 10-1-16, AMBAC Insured                 Aaa/AAA        1,015,000
                     Arizona Health Facilities (St. Luke's Health
                      System),
     3,085,000        7.250%, 11-1-14, (pre-refunded)                 Aaa/NR        3,536,181
                     Arizona Health Facilities (Samaritan Health),
     2,500,000        5.625%, 12-1-15, MBIA Insured                  Aaa/AAA        2,590,625
                     Chandler Industrial Development Authority
                      (Ahwatukee Medical Facility),
       900,000        7.000%, 7-1-22                                  NR/NR*          932,625
                     Maricopa Co. Industrial Development Authority
                      (Mercy Health Care System-St. Joseph's
                      Hospital) Revenue Bonds,
       975,000        7.750%, 11-1-10                                 NR/AAA        1,173,656
                     Mesa Industrial Development Authority (Western
                      Health),
     2,000,000        7.625%, 1-1-19, BIGI Insured                   Aaa/AAA        2,112,280
                     Mohave Co. Industrial Development Authority
                      (Baptist Hospital),
     1,150,000        5.700%, 9-1-15, MBIA Insured                   Aaa/AAA        1,219,000
                     Phoenix Industrial Development Authority
                      (John C. Lincoln Hospital),
     1,070,000        5.500%, 12-1-13, FSA Insured                   Aaa/AAA        1,123,500
                     Pima Co. Industrial Development Authority
                      (Tucson Medical Center),
     1,000,000        6.375%, 4-1-12, MBIA Insured                   Aaa/AAA        1,090,000
       500,000        5.000%, 4-1-15, MBIA Insured                   Aaa/AAA          500,000
                     Pima Co. Industrial Development Authority
                      (Healthpartners)
     1,000,000        5.625%,  4-1-14, MBIA Insured                  Aaa/AAA        1,062,500
                     Scottsdale Industrial Development Authority
                      (Scottsdale Memorial Hospital),
       530,000        6.500%, 9-1-06, AMBAC Insured                  Aaa/AAA          604,863
     2,000,000        5.500%, 9-1-12, AMBAC Insured                  Aaa/AAA        2,155,000
     1,000,000        6.125%, 9-1-17, AMBAC Insured                  Aaa/AAA        1,113,750
                     Yavapai Co. Industrial Development Authority
                      (Yavapai Regional Medical Center)
     1,130,000        5.125%, 12-1-13, FSA Insured                   Aaa/AAA        1,148,362
                     Yuma Co. Industrial Development Authority (Yuma
                      Regional Medical Center),
       500,000        5.850%, 8-1-08, MBIA Insured                  Aaa/AAA          558,125
                      Total Hospital Revenue Bonds                                 21,935,467

                     Lease Revenue Bonds (8.4%  of Net Assets)
                     Arizona Certificates of Participation Lease
                      Revenue Bonds,
       840,000        6.625%, 9-1-08, FSA Insured                    Aaa/AAA          921,900
     2,000,000        6.500%, 3-1-08, FSA Insured                    Aaa/AAA        2,197,500
                     Arizona Municipal Finance Program  No. 20,
     1,300,000        7.700%, 8-1-10, BIGI Insured                   Aaa/AAA        1,633,125
                     Arizona Municipal Finance Program No. 34,
     1,000,000        7.250%, 8-1-09, MBIA Insured                   Aaa/AAA        1,243,750
                     Avondale Municipal Facilities Lease Revenue
                      Bonds,
       350,000        7.150%, 7-1-13, MBIA Insured                   Aaa/AAA          361,599
     1,185,000        5.200%, 7-1-13, MBIA Insured                   Aaa/AAA        1,207,219
                     Bullhead City Municipal Property Corp.
                      Lease Revenue Bonds
     1,670,000        5.200%, 7-1-09, MBIA Insured                   Aaa/AAA        1,755,588
       500,000        7.200%, 7-1-10, (pre-refunded)                 Aaa/AAA          541,875
                     Glendale Municipal Property Corp. Lease
                      Revenue Bonds, MBIA Insured,
     1,000,000        7.000%, 7-1-09, MBIA Insured                   Aaa/AAA        1,052,500
                     Lake Havasu City Certificates of Participation
                      Lease Revenue Bonds,
       950,000        5.625%, 6-1-04, FGIC Insured                   Aaa/AAA        1,011,750
       500,000        7.000%, 6-1-05, FGIC Insured                   Aaa/AAA          548,125
                     Maricopa Co. Certificates of Participation
                      Lease Revenue Bonds,
     1,000,000        6.000%, 6-1-04                                Baa1/BBB+       1,052,500
                     Nogales Municipal Development Authority Lease
                      Revenue Bonds,
       500,000        8.000%, 6-1-08, (pre-refunded)                 Aaa/AAA          513,605
                     Oro Valley Municipal Property Corp. Lease
                      Revenue Bonds,
     2,085,000        5.375%, 7-1-26, MBIA Insured                   Aaa/AAA        2,137,125
                     Phoenix Civic Improvement Revenue Bonds,
     1,890,000        6.300%, 7-1-14                                  Aa/AA+        2,069,550
     1,500,000        6.000%, 7-1-14                                  Aa/AA+        1,620,000
                     Pinal Co. Certificates of Participation Lease
                      Revenue Bonds,
     1,180,000        6.250%, 6-1-04                                  NR/AA         1,278,825
                     Prescott Municipal Property Corp. Lease
                      Revenue Bonds,
     1,000,000        5.125%, 1-1-18 FGIC Insured                     NR/AAA        1,010,000
                     Scottsdale Municipal Property Corp. Lease
                      Revenue Bonds,
     2,200,000        6.250%, 11-1-10, FGIC Insured                  Aaa/AAA        2,392,500
     2,620,000        6.250%, 11-1-14, FGIC Insured                  Aaa/AAA        2,836,150
                     Tucson Certificate of Participation Lease
                      Revenue Bonds,
     1,000,000        6.375%, 7-1-09                                 Baa1/AA        1,092,500
                     Tucson Business Development Finance Corp,
     2,275,000        6.250%, 7-1-12, FGIC Insured                   Aaa/AAA        2,476,906
                     University of Arizona Certificates of
                      Participation Lease Revenue Bonds,
     1,000,000        5.650%, 9-1-09, FSA Insured                    Aaa/AAA        1,073,750
                     Yuma Municipal Property Corp. Lease Revenue
                      Bonds,
     1,385,000        5.250%, 7-1-12, AMBAC Insured                  Aaa/AAA        1,416,162
                       Total Lease Revenue Bonds                                   33,444,504

                     Mortgage Revenue Bonds (4.5% of Net Assets)
                     Maricopa Co. Industrial Development Authority
                      Single Family Mortgage Revenue Bonds,
     1,250,000        0.000%, 12-31-14                               Aaa/AAA          521,875
     2,215,000        0.000%, 12-31-16                               Aaa/AAA          838,931
                     Maricopa Co. Industrial Development Authority
                      Multi-Family Mortgage Revenue Bonds
                      (Advantage Point Project),
     1,000,000        6.500%, 7-1-16                                   A/NR         1,078,750
                     Mohave Co. Industrial Development Authority
                      (Chris Ridge Village),
     1,040,000        6.250%, 11-1-16                                 NR/AAA        1,134,900
                     Peoria Industrial Development Authority (Casa
                      Del Rio),
     2,500,000        7.300%, 2-20-28                                 NR/AAA        2,784,375
                     Phoenix Industrial Development Authority
                      Single Family Mortgage Revenue,
     1,555,000        6.300%, 12-1-12, AMT                            NR/AAA        1,677,456
                     Pima Co. Industrial Development Authority
                      (Broadway Proper),
       500,000        8.150%, 12-1-25                                 NR/AA-          547,500
                     Pima Co. Industrial Development Authority
                      Single Family Mortgage Revenue,
       270,000        7.625%, 2-1-12                                  A2/NR           285,187
       910,000        6.500%, 2-1-17                                   A/NR           971,425
     1,265,000        6.750%, 11-1-27, AMT                            NR/AAA        1,363,037
     2,000,000        6.250%, 11-1-29, AMT                            NR/AAA        2,122,500
                     Scottsdale Industrial Development Authority
                      (Westminster Village),
     1,185,000        7.700%, 6-1-06                                  NR/NR*        1,336,087
                     Tempe Industrial Development Authority
                      (Friendship Village),
     1,500,000        6.500%, 12-1-08                                 NR/NR*        1,524,375
                     Tucson & Pima Co. Single Family Mortgage
                      Revenue Bonds,
     4,000,000        0.000%, 12-1-14                                Aaa/AAA        1,680,000
                       Total Mortgage Revenue Bonds                                17,866,398

                     Pollution Control Revenue Bonds (6.5% of Net
                      Assets)
                     Casa Grande Industrial Developement Authority
                      (Frito Lay) Revenue Bonds,
       250,000        6.650%, 12-1-14                                 A1/NR           277,500
                     Gila Co. Pollution Control (Asarco) Revenue
                      Bonds,
     3,900,000        8.900%, 7-1-06                                 Baa2/BBB       4,040,244
     2,000,000        5.550%, 1-1-27#                                Baa2/BBB       2,032,500
                     Gilbert Industrial Development Authority
                      Wastewater Reclamation Facility Revenue
                      Bonds,
       600,000        10.000%, 10-1-10 (pre-refunded)                 NR/NR*          696,000
     1,000,000        6.875%, 4-1-14                                  NR/NR*        1,016,250
                     Greenlee Co. Pollution Control (Phelps Dodge)
                      Revenue Bonds,
     8,000,000        5.450%, 6-1-09                                   A2/A         8,360,000
                     Mohave Co. Industrial Development Authority
                      (North Star Steel) Revenue Bonds,
     4,150,000        5.500%, 12-1-20, AMT                            NR/AA-        4,290,063
                     Navajo Co. Pollution Control Revenue Bonds
                      (Arizona Public Service),
     5,000,000        5.875%, 8-15-28, MBIA Insured                  Aaa/AAA        5,256,250
                       Total Pollution Control Revenue Bonds                       25,968,807

                     University Revenue Bonds (9.2% of Net Assets)
                     Arizona Board of Regents-Arizona State
                      University System Revenue Bonds,
     1,000,000        5.500%, 7-1-19                                  A1/AA         1,022,500
     6,750,000        5.750%, 7-1-12                                  A1/AA         7,062,187
     3,000,000        5.500%, 7-1-19 MBIA Insured                    Aaa/AAA        3,067,500
     7,000,000        6.125%, 7-1-15                                  A1/AA         7,446,250
                     Arizona Board of Regents-Northern Arizona
                       University System Revenue Bonds,
       500,000        9.900%, 6-1-98                                  A2/A+           512,745
     3,150,000        5.800%, 6-1-08 AMBAC Insured)                  Aaa/AAA        3,370,500
     3,000,000        5.200%, 6-1-13, FGIC Insured                   Aaa/AAA        3,075,000
                     Arizona Board of Regents-University of
                      Arizona System Revenue Bonds,
     2,750,000        6.250%, 6-1-11                                  A1/AA         2,973,438
                     Arizona Educational Loan Mktg Corp.,
     1,000,000        6.000%, 9-1-01, AMT                             Aa/NR         1,051,250
       450,000        7.000%, 3-1-05, AMT                             Aa2/NR          487,125
     1,720,000        5.700%, 12-1-08, AMT                            Aa2/NR        1,782,350
                     Arizona Student Loan Revenue
       500,000        6.600%, 5-1-10                                  Aa/NR           546,250
                     Glendale Industrial Development Authority
                      (American Graduate School),
       300,000        7.125%, 7-1-20, (pre-refunded)                  NR/AAA          354,750
     2,100,000        5.625%, 7-1-20, CONLEE Insured                  NR/AAA        2,173,500
                     University Revenue Bonds Yavapai Co
                      Community College District Revenue Bonds,
     1,070,000        5.400%, 7-1-10, FGIC Insured                   Aaa/AAA        1,115,475
       500,000        6.000%, 7-1-12                                  NR/A-           528,750
                       Total University Revenue Bonds                              36,569,570

                     Utility Revenue Bonds (14.4% of Net Assets)
                     Arizona Power Authority (Hoover Dam Project)
                      Revenue Bonds,
     2,720,000        5.300%, 10-1-06, MBIA Insured                  Aaa/AAA        2,886,600
     8,500,000        5.375%, 10-1-13, MBIA Insured##                Aaa/AAA        8,723,125
     2,425,000        5.250%, 10-1-17, MBIA Insured                  Aaa/AAA        2,449,250
                     Arizona Wastewater Management Authority
                      Revenue Bonds,
     1,700,000        6.800%, 7-1-11                                 Aa1/AA+        1,895,500
     1,240,000        5.625%, 7-1-15, AMBAC Insured                  Aaa/AAA        1,311,300
                     Central Arizona Water Conservation District
                      Revenue Bonds,
     2,000,000        5.500%, 11-1-09                                 A1/AA-        2,175,000
     1,000,000        5.500%, 11-1-10                                 A1/AA-        1,083,750
     2,000,000        7.125%, 11-1-11 (pre-refunded)                  NR/AA-        2,197,500
     2,150,000        6.500%, 11-1-11 (pre-refunded)                  A1/AA-        2,346,187
                     Mohave Co. Industrial Development Authority
                      (Citizens Utility),
     3,000,000        7.050%, 8-1-20                                  NR/AA+        3,221,250
                     Pima Co. Industrial Development Authority
                      (Tucson Electric) Revenue Bonds
     2,715,000        7.250%, 7-15-10, FSA Insured                   Aaa/AAA        3,054,375
                     Salt River Project Agricultural Improvement
                      and Power Revenue Bonds,
     4,485,000        6.200%, 1-1-12                                  Aa/AA         4,810,163
       650,000        6.000%, 1-1-13                                  Aa/AA           692,250
     8,500,000        6.250%, 1-1-19                                  Aa/AA         9,116,250
     7,000,000        6.250%, 1-1-27                                  Aa/AA         7,481,250
     1,500,000        5.000%, 1-1-13                                  Aa/AA         1,509,375
     1,000,000        5.125%, 1-1-18                                  Aa2/AA        1,000,000
                     Santa Cruz Industrial Development Authority
                      (Citizens Utility),
     1,120,000        7.150%, 2-1-23, AMT                             NR/AA+        1,183,000
                       Total Utility Revenue Bonds                                 57,136,125
                       Total Arizona Revenue Bonds                                261,310,033

                     PUERTO RICO BONDS(3.0% OF NET ASSETS)
                     Puerto Rico General Obligation Bonds,
     1,000,000        6.250%, 7-1-10                                  Baa1/A        1,067,500
     1,500,000        6.350%, 7-1-10                                  Baa1/A        1,657,500
     2,035,000        6.450%, 7-1-17                                  Baa1/A        2,266,481
                     Puerto Rico Highway & Transportation
                      Authority,
     3,890,000        5.500%, 7-1-26                                  Baa1/A        3,962,937
                     Puerto Rico Electric Power Authority,
     2,000,000        5.500%, 7-1-20                                 Baa1/BBB+      2,017,500
                     Puerto Rico Industrial, Medical &
                      Environmental Revenue Bonds,
     1,000,000        7.600%, 5-1-14, (Warner Lambert)                NR/AA3        1,076,250
                       Total Puerto Rico Bonds                                     12,048,168

                     Total Investments (cost $371,541,841)*  99.7%              396,802,016
                     Other assets in excess of liabilities    0.3                 1,293,095
                     Net Assets                             100.0%             $398,095,111


                     *  Any security not rated has been determined by the
                        Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                     #  When-issued security.
                     ## This security is pledged as collateral for the
                        Trust's when-issued commitments.
                     ** Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS
        Investments at value (identified cost $371,541,841)      $396,802,016
        Cash                                                          998,452
        Interest receivable                                         9,300,763
        Receivable for investment securities sold                     210,079
        Receivable for Fund shares sold                               161,469
        Other assets                                                    5,070
        Total assets                                              407,477,849

LIABILITIES
        Payable for investment securities purchased                 8,496,566
        Payable for Trust shares redeemed                             333,076
        Dividends payable                                             264,024
        Distribution fees payable                                     150,185
        Management fees payable                                       134,617
        Accrued expenses                                                4,270
        Total liabilities                                           9,382,738

NET ASSETS                                                       $398,095,111

        Net Assets consist of:
        Capital Stock - Authorized an unlimited number
          of shares, par value $.01 per share                    $    366,455
        Additional paid-in capital                                370,967,629
        Accumulated net gain on investments                         1,500,852
        Net unrealized appreciation on investments                 25,260,175
                                                                 $398,095,111

CLASS A
        Net Assets                                               $397,602,639
        Capital shares outstanding                                 36,600,246
        Net asset value and redemption price per share           $      10.86
        Offering price per share (100/96 of $10.86
           adjusted to nearest cent)                             $      11.31

CLASS C
        Net Assets                                               $    469,710
        Capital shares outstanding                                     43,158
        Net asset value and offering price per share             $      10.88
        Redemption price per share (*generally, a charge
          of 1% is imposed on the proceeds of shares
          redeemed during the first 12 months after
          purchase.)                                             $      10.88*

CLASS Y
        Net Assets                                               $     22,762
        Capital shares outstanding                                      2,090
        Net asset value, offering and redemption price
          per share                                              $      10.89


See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
  Interest income                                                 $11,111,723

Expenses:
  Management fee (note 3)                            $   796,467
  Distribution and service fees (note 3)                 300,152
  Transfer and shareholder servicing agent fees          133,000
  Trustees' fees and expenses                             44,000
  Legal fees                                              35,000
  Shareholders'meeting, reports and proxy statements      35,000
  Custodian fees (note 7)                                 35,000
  Registration fees and dues                              20,000
  Audit and accounting fees                               15,000
  Insurance                                                3,000
  Miscellaneous                                           30,862
                                                       1,447,481

  Expenses paid indirectly (note 7)                       (9,000)
    Net expenses                                                    1,438,481
    Net investment income                                           9,673,242

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from securities transactions      1,412,620
  Change in unrealized appreciation on investments    9,361,879

  Net realized and unrealized gain on investments                  10,774,499
  Net increase in net assets resulting from operations            $20,447,741

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                              Six Months Ended   Year Ended
                                              Dec. 31, 1997      June 30, 1997
OPERATIONS:
Net investment income                             $  9,673,242   $ 19,724,415
Net realized gain from securities transactions       1,412,620      1,605,406
Change in unrealized appreciation on investments     9,361,879      6,149,411
  Change in net assets resulting from operations    20,447,741     27,479,232

DISTRIBUTIONS TO SHAREHOLDERS (note 6):
Class A Shares:
Net investment income                               (9,859,918)   (20,215,578)
Net realized gain on investments                          -              -

Class C Shares:
Net investment income                                   (7,050)        (1,847)
Net realized gain on investments                          -              -

Class Y Shares:
Net investment income                                      (6)             (7)
Net realized gain on investments                          -              -
  Change in net assets from distributions          (9,866,974)    (20,217,432)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold                          14,367,807      34,306,885
Reinvested dividends and distributions              5,185,929      10,454,421
Cost of shares redeemed                           (23,976,161)    (49,175,125)
  Change in net assets from capital share
    transactions                                   (4,422,425)     (4,413,819)
  Change in net assets                              6,158,342       2,847,981

NET ASSETS:
Beginning of period                               391,936,769     389,088,788
End of period                                    $398,095,111    $391,936,769

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

          Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. At December 31, 1997, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Trust and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followed by the Trust for Federal tax purposes.

    b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

    c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

    d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

    e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of any sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

          Banc One Investment Advisors Corporation (the "Sub-Adviser"), a subsidiary of BANC ONE CORPORATION ("Banc One"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the

Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

          On November 6, 1997, the Management arrangements described above were approved by the Trust's shareholders and went into effect. From inception of the Trust in March, 1996 to that date, Aquila Management Corporation and Banc One, through its subsidiaries or predecessors, had served as the Trust's Administrator and Investment Manager, respectively, pursuant to agreements with the Trust. Prior to this change, the total fees paid to them were at an annual rate of 0.40 of 1% of the Trust's net assets, the same fee as under the new arrangements.

          For the six months ended December 31, 1997, the Trust incurred fees for advisory and administrative services of $796,467.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

            The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 1997, service fees on Class A Shares amounted to $298,421, of which the Distributor received $10,190.

            Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1997, amounted to $1,298. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1997, amounted to $433. The total of these payments with respect to Class C Shares amounted to $1,731, of which the Distributor received $1,731.

            Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

            Under a Distribution Agreement, Aquila Distributors, Inc. serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1997, the Distributor received sales commissions of $56,043.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended December 31, 1997, purchases of securities and proceeds from the sales of securities aggregated $35,250,017 and $43,157,737, respectively.

          At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $25,260,175 for a net unrealized appreciation of $25,260,175. There are no securities in which there is an excess tax cost over market value.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing incom e which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 1997, the Trust had 3% of its net assets invested in six Puerto Rico municipal issues.

6. DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

          On December 5, 1997, the Board of Trustees declared a distribution from long-term capital gain of $88,230, of which 24.2% represents "28% rate gain" and 75.8% represents "20% rate gain". This distribution, approximately $.0024 per share, will be paid in late June, 1998 to shareholders of record for each class at that time.

7. CUSTODIAN FEES

          The Trust has negotiated an expense offset arrangement with its custodian, Bank One Trust Company, N.A., an affiliate of the Sub-Adviser, wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1997, the Trust's custodian fees amounted to $35,000, of which $9,000 was offset by such credits. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                               Six Months Ended             Year Ended
                               December 31, 1997           June 30, 1997
                              Shares        Amount       Shares      Amount
Class A Shares:
Proceeds from shares sold   1,312,980    $14,084,382    3,253,601  $34,112,971
Reinvested distributions      481,716      5,180,132      997,339   10,453,094
Cost of shares redeemed    (2,233,706)   (23,970,641)  (4,693,152) (49,172,125)
  Net change                 (439,010)    (4,706,127)    (442,212)  (4,606,060)

Class C Shares:
Proceeds from shares sold      24,282        260,800       18,424      193,914
Reinvested distributions          537          5,794          124        1,321
Cost of shares redeemed          (515)        (5,520)        (284)      (3,000)
  Net change                   24,304        261,074       18,264      192,235

Class Y Shares:
Proceeds from shares sold       2,079         22,625            -           -
Reinvested distributions           -               3            1           6
Cost of shares redeemed            -              -             -           -
  Net change                    2,079         22,628            1           6

Total transactions in Trust
  shares                     (412,627)   $(4,422,425)    (423,947) $(4,413,819)

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Class A(1)
                         Six Months
                         Ended Dec.             Year ended June 30,
                         31, 1997    1997     1996     1995     1994     1993
Net Asset Value,
  Beginning of Period      $10.58   $10.38   $10.37   $10.16   $10.84   $10.36

Income from Investment
  Operations:
Net investment income        0.26     0.53     0.55     0.56     0.57     0.62
Net gain (loss) on
  securities (both
  realized and unrealized)   0.29     0.22     0.01     0.21   (0.60)     0.54
Total from Investment
  Operations                 0.55     0.75     0.56     0.77   (0.03)     1.16

Less Distributions (note 6):
Dividends from net
  investment income        (0.27)   (0.55)   (0.55)   (0.56)   (0.57)   (0.62)
Distributions from
  capital gains              -        -        -        -      (0.08)   (0.06)
Total Distributions        (0.27)   (0.55)   (0.55)   (0.56)   (0.65)   (0.68)

Net Asset Value, End
  of Period                $10.86   $10.58   $10.38   $10.37   $10.16   $10.84

Total Return (not
  reflecting sales
  charge)(%)                5.23#     7.36     5.49     7.89    (0.38)   11.45

Ratios/Supplemental Data
Net Assets, End of
  Period ($ thousands)    397,603  391,737  389,083  380,745  372,093  349,920
Ratio of Expenses to
  Average Net Assets (%)    0.72*     0.72     0.72     0.74     0.70     0.65
Ratio of Net Investment
  Income to Average Net
  Assets (%)                4.86*     5.03     5.30     5.55     5.36     5.76
Portfolio Turnover
  Rate (%)                  8.98#    19.98    27.37    34.44    31.20    18.78

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment Income ($)    0.26    0.52     0.55     0.56     0.57     0.61
Ratio of Expenses to
  Average Net Assets (%)    0.73*    0.73     0.73     0.74     0.71     0.73
Ratio of Net Investment
  Income to Average
  Net Assets (%)            4.85*    5.02     5.30     5.55     5.35     5.67

     (1)  Designated as Class A Shares on April 1, 1996.
      #   Not annualized.
      *   Annualized.

See accompanying notes to financial statements.



TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         Class C(1)                     Class Y(1)
                        Six                         Six
                        Months   Year     Period(2) Months   Year     Period(2)
                        Ended    Ended    Ended     Ended    Ended    Ended
                        Dec. 31, June 30, June 30,  Dec. 31, June 30, June 30,
                        1997     1997     1996      1997     1997     1996
Net Asset Value,
  Beginning of Period    $10.60   $10.38   $10.45   $10.59   $10.38   $10.45

Income from Investment
  Operations:
Net investment income      0.22     0.44     0.13     0.31     0.70     0.15
Net gain (loss) on
  securities (both
  realized and unrealized) 0.28     0.23    (0.07)    0.31     0.21   (0.07)
Total from Investment
   Operations              0.50     0.67     0.06     0.62     0.91     0.08

Less Distributions
 (note 6):
Dividends from net
  investment income      (0.22)   (0.45)   (0.13)   (0.32)   (0.70)   (0.15)
Distributions from
  capital gains            -        -        -        -        -        -
Total Distributions      (0.22)   (0.45)   (0.13)   (0.32)   (0.70)   (0.15)

Net Asset Value, End
  of Period              $10.88   $10.60   $10.38   $10.89   $10.59   $10.38

Total Return (not
  reflecting sales
  charge) (%)             4.78#     6.64    0.57#    5.96#     9.10    0.76#

Ratios/Supplemental Data
Net Assets, End of
 Period ($ thousands)       470      200        6       23      0.1      0.1
Ratio of Expenses to
  Average Net Assets (%)  1.57*     1.57    0.40#    0.57*     0.57    0.15#
Ratio of Net Investment
  Income to Average Net
  Assets (%)              4.09*     4.18    1.17#    5.09*     5.18    1.42#
Portfolio Turnover
  Rate (%)                8.98#    19.98    27.37    8.98#    19.98    27.37

Net investment income per share and the ratios of income and expenses to average net assets withou the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment
  Income ($)               0.22     0.43     0.04     0.32     0.70     0.15
Ratio of Expenses to
  Average Net Assets (%)  1.62*     1.58    0.40#    0.62*     0.58    0.15#
Ratio of Net Investment
  Income to Average Net
   Assets (%)             4.04*     4.17    1.17#    5.04*     5.17    1.42#

     (1) New Class of Shares established on April 1, 1996.
     (2) From April 1, 1996 to June 30, 1996.
      #   Not annualized.
      *   Annualized.

See accompanying notes to financial statements.

REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

            The Annual Meeting of Shareholders of the Tax-Free Trust of Arizona (the "Trust") was held on November 6, 1997. At the meeting, the following matters were submitted to a shareholder vote and approved:

(i) the election of Lacy B. Herrmann, Philip E. Albrecht, Arthur K. Carlson, Thomas W. Courtney, William L. Ensign, Diana P. Herrmann, John C. Lucking, and Anne J. Mills as Trustees to hold office until the next annual meeting of the Trust's shareholders or until his or her successor is duly elected (each Trustee received at least 209,443,583.02 affirmative votes (97.82%); no more than 4,662,774.25 votes (2.18%) were withheld for any Trustee),

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending June 30, 1998 (votes for: 202,742,349.47 (94.69%); votes against:
          863,757.03 (0.40%); abstentions: 10,500,240.06 (4.90%); broker non-votes: 0 (0.00%)),

(iii) the approval of a proposed Investment Advisory and Administration Agreement with Aquila Management Corp. (votes for:
          194,404,040.55 (90.80%); votes against: 2,667,948.29 (1.25%);
          abstentions: 14,900,435.32 (6.96%); broker non-votes: 2,133,922.40
          (1.00%)), and

(iv)      the approval of a proposed Sub-Advisory Agreement with Banc
          One Investment Advisors Corporation (votes for: 193,340,655.36 (90.30%); votes against: 3,693,707.34 (1.73%); abstentions:
          14,938,061.47 (6.97%); broker non-votes: 2,133,922.40 (1.00%)).

*On the record date for the Annual Meeting, the holders of 36,858,273.997 Class A Shares, 28,009.933 Class C Shares, and 10.471 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $394,684,190.597. The holders of shares entitled to vote representing a total net asset value of $214,106,357.27 (54.25%) were present in person or by proxy at the meeting.